Fair Value Measurements and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Fair Value of Financial Instruments Disclosure
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

       The following table presents information about the company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$377.1	$377.1	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	35.6	35.6	—	—
Insurance contracts	56.7	—	56.7	—
Auction rate securities	4.3	—	—	4.3
Derivative contracts	0.9	—	0.9	—

Total Assets	$474.6	$412.7	$57.6	$4.3

Liabilities
Derivative contracts	$1.2	$—	$1.2	$—
Contingent consideration	1.7	—	—	1.7

Total Liabilities	$2.9	$—	$1.2	$1.7

	The following table presents information about the company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2010	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$301.6	$301.6	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	36.3	36.3	—	—
Insurance contracts	42.6	—	42.6	—
Auction rate securities	4.6	—	—	4.6
Derivative contracts	40.1	—	40.1	—

Total Assets	$425.2	$337.9	$82.7	$4.6

Liabilities
Derivative contracts	$3.5	$—	$3.5	$—
Contingent consideration	28.7	—	—	28.7

Total Liabilities	$32.2	$—	$3.5	$28.7

Available-for-sale Securities [Table Text Block]

The aggregate market value, cost basis and gross unrealized gains and losses of available-for-sale investments by major security type are as follows:

(In millions)	Market Value	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses

2011
Mutual Fund and Unit Trust Investments	$35.6	$25.2	$10.4	$—
Auction Rate Securities	4.3	4.8	—	0.5

	$39.9	$30.0	$10.4	$0.5

2010
Mutual Fund and Unit Trust Investments	$32.0	$26.1	$5.9	$—
Auction Rate Securities	4.6	5.3	—	0.7

	$36.6	$31.4	$5.9	$0.7

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
(In millions)	2011	2010

Auction Rate Securities
Beginning Balance	$4.6	$5.4
Sale of securities	(0.6)	(0.7)
Total unrealized gains (losses) included in other comprehensive income	0.3	(0.1)

Ending Balance	$4.3	$4.6

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
(In millions)	2011	2010

Contingent Consideration
Beginning Balance	$28.7	$0.6
Additions	1.4	23.5
Payments	(27.3)	(0.7)
Change in fair value included in earnings	(1.2)	5.2
Currency translation	0.1	0.1

Ending Balance	$1.7	$28.7

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Fair Value – Assets		Fair Value – Liabilities
	December 31,	December 31,	December 31,	December 31,
(In millions)	2011	2010	2011	2010

Derivatives Designated as Hedging Instruments
Interest rate swaps (a)	$—	$37.3	$—	$—
Derivatives Not Designated as Hedging Instruments
Foreign currency exchange contracts (b)	0.9	2.8	1.2	3.5

Total derivatives	$0.9	$40.1	$1.2	$3.5

(a)	The fair value of the interest rate swaps is included in the consolidated balance sheet under the caption other assets.
(b)	The fair value of the foreign currency exchange contracts is included in the consolidated balance sheet under the captions other current assets or other accrued expenses.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
	Gain Recognized
(In millions)	2011	2010

Derivatives Designated as Fair Value Hedges
Interest rate swaps	$16.5	$20.3
Derivatives Not Designated as Fair Value Hedges
Foreign currency exchange contracts	47.2	35.8

Fair Value, by Balance Sheet Grouping [Table Text Block]

       The carrying amount and fair value of the company's notes receivable and debt obligations are as follows:

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$6.5	$6.5	$7.4	$7.4

Debt Obligations:
Convertible obligations	$—	$—	$327.9	$461.4
Senior notes	6,093.0	6,454.6	1,784.9	1,806.3
Commercial paper	900.0	900.0	—	—
Other	35.0	35.0	24.3	24.3

	$7,028.0	$7,389.6	$2,137.1	$2,292.0

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends.